Taxes (Details Narrative) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Tax Credit Carryforward, Amount	$ 800		$ 3,000
Deferred Tax Assets, Valuation Allowance	59,820		57,323
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	2,500
Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	3,500		3,800
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	16,800		17,300
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 230,000		$ 220,100
Operating Loss Carryforwards, Valuation Allowance | £		£ 5
[custom:PercentageOfTaxRateAdoptedInRespectOfDeferredTaxAssetsMeasurement]	50.00%